Revenue from contract with customers - Schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 94,122	$ 83,492
Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,946	70,281
iGaming Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,176	13,211
Third-Party Platforms | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,968	61,284
Direct-to-Consumers | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,978	8,997
Over time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,805	70,203
At a point in time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	141	78
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,468	61,014
U.S. | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,468	61,014
International | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 19,478	$ 9,267